Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEIMAN FUNDS
Entity Central Index Key	0001215880
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Neiman Large Cap Value Fund | No-Load Shares
Shareholder Report [Line Items]
Fund Name	Neiman Large Cap Value Fund
Class Name	No-Load Shares
Trading Symbol	NEIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Neiman Large Cap Value Fund ("Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.neimanfunds.com/#Literature. You can also request this information by contacting us at 1-877-385-2720.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-385-2720
Additional Information Website	https://www.neimanfunds.com/#Literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
No-Load Shares	$151	1.34%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

Management attributes the Fund's performance, in comparison to that of its benchmark, to a variety of factors. The Fund's portfolio is actively managed, meaning that stocks are added and/or removed based on management's decision if the stock fits management's value criteria. The difference between the Fund and the benchmark, the S&P 500 Index (the "Index"), is the Index is a passively managed basket of 500 different stocks. Many feel that the Index is a good indicator of the performance of the entire stock market in general. As a part of the Fund's risk mitigation strategy, investors should be aware that during market upswings, the Fund may underperform the benchmark. However, during market downturns the Fund typically outperforms the benchmark. For the period covered in this report, the Fund outperformed the S&P 500 due to the combination of holding quality stocks and being patient during market downswings. The Fund will continue to hold high quality value stocks and the continued use of buying dividend-paying companies with good balance sheets and strong cash flows even when value stocks are out of favor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
No-Load Shares	25.74%	10.56%	9.43%
S&P 500® Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Net Assets	$ 52,083,993
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 354,013
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$52,083,993
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid (Net Waiver) ($)	$354,013

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

Goldman Sachs Financial Square Government Fund	8.72%
Lam Research Corporation	5.54%
Costco Wholesale Corporation	4.59%
RTX Corporation	4.22%
Broadcom Inc.	3.86%
Exxon Mobil Corporation	3.58%
Apple Inc.	3.51%
Johnson & Johnson	3.10%
Sempra Energy	3.04%
NVIDIA Corporation	2.95%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

Goldman Sachs Financial Square Government Fund	8.72%
Lam Research Corporation	5.54%
Costco Wholesale Corporation	4.59%
RTX Corporation	4.22%
Broadcom Inc.	3.86%
Exxon Mobil Corporation	3.58%
Apple Inc.	3.51%
Johnson & Johnson	3.10%
Sempra Energy	3.04%
NVIDIA Corporation	2.95%

Material Fund Change [Text Block]
Material Fund Changes

Effective August 1, 2025, the Adviser has contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.29% of its average daily net assets for No-Load shares through July 31, 2026. The fee waiver will automatically terminate on July 31, 2026, unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2026.

Material Fund Change Expenses [Text Block]	Effective August 1, 2025, the Adviser has contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.29% of its average daily net assets for No-Load shares through July 31, 2026. The fee waiver will automatically terminate on July 31, 2026, unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2026.
Neiman Large Cap Value Fund | Class A Shares
Shareholder Report [Line Items]
Fund Name	Neiman Large Cap Value Fund
Class Name	Class A
Trading Symbol	NEAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Neiman Large Cap Value Fund ("Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.neimanfunds.com/#Literature. You can also request this information by contacting us at 1-877-385-2720.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-385-2720
Additional Information Website	https://www.neimanfunds.com/#Literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$151	1.34%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

Management attributes the Fund's performance, in comparison to that of its benchmark, to a variety of factors. The Fund's portfolio is actively managed, meaning that stocks are added and/or removed based on management's decision if the stock fits management's value criteria. The difference between the Fund and the benchmark, the S&P 500 Index (the "Index"), is the Index is a passively managed basket of 500 different stocks. Many feel that the Index is a good indicator of the performance of the entire stock market in general. As a part of the Fund's risk mitigation strategy, investors should be aware that during market upswings, the Fund may underperform the benchmark. However, during market downturns the Fund typically outperforms the benchmark. For the period covered in this report, the Fund outperformed the S&P 500 due to the combination of holding quality stocks and being patient during market downswings. The Fund will continue to hold high quality value stocks and the continued use of buying dividend-paying companies with good balance sheets and strong cash flows even when value stocks are out of favor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A (with sales charge)	18.49%	9.26%	8.79%
Class A (without sales charge)	25.74%	10.56%	9.43%
S&P 500® Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Net Assets	$ 52,083,993
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 354,013
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$52,083,993
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid (Net Waiver) ($)	$354,013

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

Goldman Sachs Financial Square Government Fund	8.72%
Lam Research Corporation	5.54%
Costco Wholesale Corporation	4.59%
RTX Corporation	4.22%
Broadcom Inc.	3.86%
Exxon Mobil Corporation	3.58%
Apple Inc.	3.51%
Johnson & Johnson	3.10%
Sempra Energy	3.04%
NVIDIA Corporation	2.95%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

Goldman Sachs Financial Square Government Fund	8.72%
Lam Research Corporation	5.54%
Costco Wholesale Corporation	4.59%
RTX Corporation	4.22%
Broadcom Inc.	3.86%
Exxon Mobil Corporation	3.58%
Apple Inc.	3.51%
Johnson & Johnson	3.10%
Sempra Energy	3.04%
NVIDIA Corporation	2.95%

Material Fund Change [Text Block]
Material Fund Changes

Effective August 1, 2025, the Adviser has contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.29% of its average daily net assets for Class A shares through July 31, 2026. The fee waiver will automatically terminate on July 31, 2026, unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2026.

Material Fund Change Expenses [Text Block]	Effective August 1, 2025, the Adviser has contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.29% of its average daily net assets for Class A shares through July 31, 2026. The fee waiver will automatically terminate on July 31, 2026, unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2026.